Convertible Notes Payable and Derivative Liability - Summary of Warrants Issued in Connection with Modified Debentures (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number of warrants	8,650,792	206,480
Fair Value	$ 3,861,962
Directors [Member] | January 30, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	10,142
Exercise price	$ 4.93
Fair Value	$ 39,916
Directors [Member] | January 5, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	6,173
Exercise price	$ 8.10
Fair Value	$ 39,901
Directors [Member] | February 2, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	10,204
Exercise price	$ 4.90
Fair Value	$ 16,619
July 2014 Modified Debentures [Member] | January 30, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	40,552
Exercise price	$ 4.93
Fair Value	$ 159,601
July 2014 Modified Debentures [Member] | February 26, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	45,537
Exercise price	$ 2.20
Fair Value	$ 79,904
July 2014 Modified Debentures [Member] | March 13, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	21,151
Exercise price	$ 2.36
Fair Value	$ 39,965
July 2014 Modified Debentures [Member] | March 16, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	10,575
Exercise price	$ 2.36
Fair Value	$ 19,981
July 2014 Modified Debentures [Member] | March 20, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	41,946
Exercise price	$ 1.79
Fair Value	$ 59,942
July 2014 Modified Debentures [Member] | March 27, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	75,758
Exercise price	$ 1.98
Fair Value	$ 119,888
July 2014 Modified Debentures [Member] | April 2, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants	60,386
Exercise price	$ 1.66
Fair Value	$ 74,025
July 2014 Modified Debentures [Member] | April 2, 2015 Second Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants	30,193
Exercise price	$ 1.66
Fair Value	$ 37,012
July 2014 Modified Debentures [Member] | April 10, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	107,194
Exercise price	$ 1.39
Fair Value	$ 112,460
July 2014 Modified Debentures [Member] | April 17, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	41,667
Exercise price	$ 1.20
Fair Value	$ 37,680
July 2014 Modified Debentures [Member] | April 24, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants	127,119
Exercise price	$ 1.18
Fair Value	$ 112,635
July 2014 Modified Debentures [Member] | April 24, 2015 Second Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants	21,186
Exercise price	$ 1.18
Fair Value	$ 18,772
July 2014 Modified Debentures [Member] | May 1, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	156,250
Exercise price	$ 0.96
Fair Value	$ 113,133
July 2014 Modified Debentures [Member] | May 7, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	134,615
Exercise price	$ 0.78
Fair Value	$ 79,234
July 2014 Modified Debentures [Member] | May 8, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	42,000
Exercise price	$ 0.75
Fair Value	$ 23,768
July 2014 Modified Debentures [Member] | May 15, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	200,000
Exercise price	$ 0.75
Fair Value	$ 113,365
July 2014 Modified Debentures [Member] | May 22, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	250,000
Exercise price	$ 0.60
Fair Value	$ 113,366
July 2014 Modified Debentures [Member] | May 29, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	258,621
Exercise price	$ 0.58
Fair Value	$ 112,537
July 2014 Modified Debentures [Member] | June 5, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	288,462
Exercise price	$ 0.52
Fair Value	$ 120,738
July 2014 Modified Debentures [Member] | June 12, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	930,233
Exercise price	$ 0.43
Fair Value	$ 303,246
July 2014 Modified Debentures [Member] | June 19, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	3,448,276
Exercise price	$ 0.29
Fair Value	$ 751,159
September 2014 Modified Debentures [Member] | January 28, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	18,038
Exercise price	$ 5.54
Fair Value	$ 80,156
September 2014 Modified Debentures [Member] | February 13, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	57,870
Exercise price	$ 1.73
Fair Value	$ 96,689
September 2014 Modified Debentures [Member] | April 2, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants	181,159
Exercise price	$ 1.66
Fair Value	$ 222,109
September 2014 Modified Debentures [Member] | April 24, 2015 First Issued [Member]
Class of Warrant or Right [Line Items]
Number of warrants	90,579
Exercise price	$ 1.10
Fair Value	$ 80,548
September 2014 Modified Debentures [Member] | May 15, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	200,000
Exercise price	$ 0.75
Fair Value	$ 113,365
September 2014 Modified Debentures [Member] | June 12, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	1,744,186
Exercise price	$ 0.43
Fair Value	$ 570,248